Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Jul. 31, 2023	$ 4,800	$ 1,200	$ 849,848	$ 673,339	$ 22,059,214	$ (4,705,074)	$ 18,883,327
Balance (in Shares) at Jul. 31, 2023	48,000,000	12,000,000
Appropriation to statutory reserve				817	(817)
Net income (loss)					5,977,639		5,977,639
Foreign currency translation adjustment						(1,021,512)	(1,021,512)
Balance at Jul. 31, 2024	$ 4,800	$ 1,200	849,848	674,156	28,036,036	(5,726,586)	23,839,454
Balance (in Shares) at Jul. 31, 2024	48,000,000	12,000,000
Appropriation to statutory reserve				2,260	(2,260)
Net income (loss)					3,828,563		3,828,563
Capital injection			22,467				22,467
Foreign currency translation adjustment						(42,427)	(42,427)
Balance at Jul. 31, 2025	$ 4,800	$ 1,200	872,315	676,416	31,862,339	(5,769,013)	27,648,057
Balance (in Shares) at Jul. 31, 2025	48,000,000	12,000,000
Issuance of ordinary shares in the IPO, net of offering costs of $2,756,303 (Note 15)	$ 240		9,243,457				9,243,697
Issuance of ordinary shares in the IPO, net of offering costs of $2,756,303 (Note 15) (in Shares)	2,400,000
Share-based compensation – options and RSUs (Note 16)			1,965,368				1,965,368
Shares issued on RSU settlement (Note 16)	$ 2		29,038				29,040
Shares issued on RSU settlement (Note 16) (in Shares)	24,000
Shares issued to IPO consulting firm in settlement of offering costs (Note 15)	$ 10		142,070				142,080
Shares issued to IPO consulting firm in settlement of offering costs (Note 15) (in Shares)	96,000
Exercise of share options (Note 16)	$ 1		12,734				12,735
Exercise of share options (Note 16) (in Shares)	9,048
Appropriation to statutory reserve				14,964	(14,964)
Net income (loss)					(4,131,668)		(4,131,668)
Foreign currency translation adjustment						(804,411)	(804,411)
Balance at Jul. 31, 2026	$ 5,053	$ 1,200	$ 12,264,982	$ 691,380	$ 27,715,707	$ (6,573,424)	$ 34,104,898
Balance (in Shares) at Jul. 31, 2026	50,529,048	12,000,000